Convertible notes and Standby Equity Distribution Agreement	12 Months Ended
Dec. 31, 2022
Convertible notes and Standby Equity Distribution Agreement
Convertible notes and Standby Equity Distribution Agreement

10.Convertible notes and Standby Equity Distribution Agreement

January 2021 Note

On January 19, 2021, the Group issued a convertible note for a principle amount of US$10.0 million with a 3% discount, an annual interest rate of 5% and a maturity date of January 19, 2022, refer to as the “January 2021 Note”. The Group received a cash proceed of US$8.9 million from this issuance. The note is convertible into the Group’s shares at the option of the holders based on a conversion prices determined to be the lower of (1) US$0.084 per ordinary share, or (2) 88% of the lowest daily volume weighted average trading price (“VWAP”) of the Group’s ordinary shares during the ten consecutive trading days immediately preceding the conversion date or other date of determination.

The January 2021 Note also include provision which require the Group to pay the note holders a commitment fee of 1,750,000 ordinary shares at the date of closing which is considered to be further discount on the note provided to the debt holders. The Group settle this commitment fee by issuing 1,750,000 ordinary shares out of treasury shares to the convertible note holders. The Group has recognized this commitment fees amounted to US$0.1 million determined based on the fair value of shares issued at the date of closing as a part of debt discount.

The note has been fully converted to 196,665,850 ordinary shares with a conversion price of US$0.0508 per ordinary share during three-month period ended March 31, 2021. The Group recorded a beneficial conversion feature amounted to US$1.4 million representing the difference between the conversion price and the fair value per share as deemed dividend relating to this conversion as the conversion price is determined to be lower than fair value at the date of conversion.

Loan discount of US$0.4 million and issuance costs of US$0.7 million relating to the January 2021 Notes are being amortized to interest expense using effective interest method.

March 2021 Note

On March 19, 2021, the Group issued a convertible note for a principle amount of US$20.0 million with a 2% discount, an annual interest of 5% per year, a floor price of US$0.015 per ordinary share and a fixed conversion price of US$0.1 per ordinary share, refer to as the “March 2021 Note”. The maturity date of the March 2021 Note is March 19, 2022. The Group received a cash proceed of US$18.2 million from this issuance.

The March 2021 Note also include provision which require the Group to pay the note holders a commitment fee of 3,750,000 ordinary shares at the date of closing which is considered to be further discount on the note provided to the debt holders. The Group settled this commitment fee by issuing 3,750,000 ordinary shares out of treasury shares to the convertible note holders. The Group has recognized this commitment fees amounted to US$0.2 million determined based on the fair value of shares issued at the date of closing as a part of debt discount.

During the time that any portion of this Note is outstanding, if any event of default such as cease to be listed for trading in NYSE for 10 consecutive trading days has occurred and is continuing, the full unpaid principal amount of this note, together with interest and other amounts owing in respect thereof, to the date of acceleration shall become at the holder’s election, immediately due and payable in cash.

Beginning from June 1, 2021 and continuing on the first day of each calendar month thereafter through January 2022 as set forth on the redemption schedule, a portion of the principal amount plus an 8% redemption premium and plus accrued and unpaid interest will be subject to redemption in cash, ADSs through conversion of the note or a combination of both at the Group’s option in the event that the daily VWAP on each of the five consecutive trading days immediately prior to the redemption date does not exceed a price equal to 108% of the fixed conversion price (the “Monthly Redemption”). In the event that the daily VWAP on each of the five consecutive trading days immediately prior to the scheduled redemption date exceeds a price equal to 108% of the fixed conversion price, then no Monthly Redemption shall be due on such scheduled redemption date. If the daily VWAP is less than the floor price for a period of 5 consecutive trading days, then the interest rate shall increase to an annual rate of 15%.

10.Convertible notes and Standby Equity Distribution Agreement (Continued)

In accordance with ASC 815, the Group determined that the Monthly Redemption feature is an embedded financial instrument which requires bifurcation from the host debt instrument. The Group performs a valuation with the assistance of a third party appraiser to evaluate fair value of the embedded derivative associated with this note at the date of issuance and subsequently at each reporting date. Initially, the Group recorded a derivative liability of US$1,662,355 relating to the Monthly Redemption feature based on its fair value at the date of issuance. A portion of the note’s proceed is allocated to the derivative based on the fair value at the date of the issuance. The allocated fair value for the derivative is recorded as a debt discount from the face amount of the notes, which is then accredited to interest expense over the life of the related debt using the effective interest method. This derivative liability is revalued at each reporting date and immediately prior to conversion with changes in fair value recorded to fair value change at derivative liabilities in the statement of operations. As of December 31, 2021 and 2022, the fair value of the derivative liability is determined to be US$553,707 and nil, and the gain of US$1,108,648 and US$553,707 representing the change in fair value has been recorded in earnings for the year ended December 31, 2021 and 2022. Total discount of US$2 million and issuance costs of US$1.6 million relating to the March 2021 Notes are being amortized to interest expense using effective interest method.

On October 29, 2021, the Group agreed with the investor that the maturity date of the March 2021 Note was extended to August 31, 2022 from March 19, 2022. The redemption period was extended to August 2022 and the redemption amounts from September 2021 to August 2022 were amended as well. The fixed conversion price was changed from $0.1 per ordinary share to $0.06 per ordinary share, and the floor price was changed from $0.015 per ordinary shares to $0.01 per ordinary shares. The Group has evaluated the changes to the March 2021 Notes in accordance with ASC 470-50, Debt – Modifications and Extinguishments and determined the new terms of the notes are not substantially different from the original terms. Accordingly, these changes are accounted for as modification with an application of new effective interest rate on the March 2021 Notes starting in October 2021.

On January 10, February 28, and May 5, 2022, the Group entered into three letter agreements with the investor, pursuant to which the floor price was reduced to US$0.006, US$0.004 and US$0.002 per ordinary share, respectively. On May 11, 2022, the Group and investor modified the floor price to US$0.50 per ADS.

On July 8 and October 11, 2022, the Group agreed with the investor that the maturity date of the March 2021 Note was extended to March 1, 2023 from August 31, 2022 and further to April 1, 2023 from March 1, 2023. The redemption period was extended to April 1, 2023 and the redemption premium and redemption amounts were amended as well. The Group has evaluated the changes to the March 2021 Notes in accordance with ASC 470-50, Debt – Modifications and Extinguishments and determined the new terms of the notes are not substantially different from the original terms. Accordingly, these changes are accounted for as modification with an application of new effective interest rate on the March 2021 Notes starting in July 2022 and October 2022.

As of December 31, 2021, the Group redeemed the loan principle, redemption premium and unpaid interests total amounted to US$7.4 million through issuance of 347,620,500 ordinary shares with a weighted average conversion price of US$0.0214 per ordinary shares and US$4.2 million through cash payments. During the year ended December 31, 2022, the Group redeemed the loan principle, redemption premium and unpaid interests total amounted to US$8.8 million through issuance of 1,195,980,950 ordinary shares with a weighted average conversion price of US$ $0.0042 per ordinary shares and US$3.7 million through cash payments.

Standby Equity Distribution Agreement with YA II PN, Ltd.

On January 22, 2021, the Company entered into a standby equity distribution agreement (the “SEDA”) with this investor pursuant to which the Company has an option to sell up to US$20.0 million of its ADSs solely at the Company’s request any time during the 36 months following the date of the SEDA at a price determined to be at 90% of the market price, which is defined as the lowest daily VWAP of the Company’s ADSs during the five consecutive trading days commencing on the trading day following the date the Company submits an advance notice to this investor. The delisting from the principal market, which is the New York Stock Exchange, led to the factor that the Company was no longer able to sell the ADSs to the investor. There was no outstanding equity financing available as of December 31, 2022.